Business acquisitions and dispositions - Acquisition of Q9 Networks Inc. Summary (Details) - CAD ($) $ in Millions	Dec. 31, 2017	Oct. 03, 2017	Dec. 31, 2016
Disclosure of detailed information about business combination [line items]
Goodwill	$ 10,428		$ 8,958
Q9
Disclosure of detailed information about business combination [line items]
Cash consideration		$ 170
Fair value of previously held interest in Q9 and favourable purchase option		131
Note receivable from Q9		517
Total cost to be allocated		818
Trade and other receivables		19
Other non-cash working capital		(39)
Property, plant and equipment		311
Finite-life intangible assets		267
Long-term debt		(7)
Deferred tax liabilities		(69)
Other non-current liabilities		(16)
Total costs to be allocated, excluding cash and cash equivalents and goodwill		466
Cash and cash equivalents		12
Fair value of net assets acquired		478
Goodwill		$ 340